Related Party Disclosures - Summary of Compensation of Key Management Personnel (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel		€ 20.8	€ 24.1	€ 20.3
Share-based payment, ordinary shares (in shares)			4,534
Management Board
Disclosure of transactions between related parties [line items]
Fixed compensation		2.2	€ 1.9	1.3
Short-term incentive - second installment		0.6	0.5	0.0
Short-term incentive - second installment		1.2	0.6	0.0
Other performance-related variable compensation		0.0	0.0	0.4
Share-based payments (incl. long-term incentive)		16.4	20.7	18.1
Total compensation paid to key management personnel		20.4	23.7	19.8
Management Board | Jens Holstein
Disclosure of transactions between related parties [line items]
One time signing bonus	€ 0.8
Phantom shares awarded (in shares)	4,246
ADS share price, maximum percentage of cash payment	800.00%
Maximum value of phantom shares	€ 6.4
Supervisory Board
Disclosure of transactions between related parties [line items]
Total compensation paid to key management personnel		€ 0.4	€ 0.4	€ 0.5